Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost

	As at	As at
	December 31, 2024	December 31, 2023
Non-current liabilities
Unsecured revolving facilities	275,054	22,166
Unsecured term loan	199,609	-
Unsecured senior notes	1,652,742	1,652,049
Conditional sales contracts	178,052	31,278
Other long-term debt	3,971	4,338
	2,309,428	1,709,831

Current liabilities
Current portion of unsecured debenture	-	151,023
Current portion of conditional sales contracts	93,087	22,974
Current portion of other long-term debt	366	354
	93,453	174,351

Summary of Terms and Conditions of Outstanding Long-term Debt

Terms and conditions of outstanding long-term debt are as follows:

					2024		2023
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	CORRA + 1.50%	2026	370,000	255,812	30,400	21,239
Unsecured revolving facility	a	USD	SOFR + 1.50%	2026	19,310	19,242	1,000	927
Unsecured term loan	a	USD	6.07%	2027	200,000	199,609	-	-
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	-	-	200,000	151,023
Unsecured senior notes	c	USD	2.89% - 5.64%	2026- 2038	255,000	254,631	255,000	254,376
Unsecured senior notes	c	USD	3.15% - 3.50%	2029- 2036	500,000	499,273	500,000	499,100
Unsecured senior notes	c	USD	2.87% - 3.55%	2029- 2034	200,000	199,719	200,000	199,665
Unsecured senior notes	c	USD	3.50% - 3.80%	2032- 2037	200,000	199,846	200,000	199,808
Unsecured senior notes	c	USD	6.27%- 7.11%	2028- 2043	500,000	499,273	500,000	499,100
Conditional sales contracts	d	Mainly CAD	1.45% - 7.40%	2025-2027	390,766	271,139	71,847	54,252
Other long-term debt		USD	3.04%	2027	4,337	4,337	4,692	4,692
						2,402,881		1,884,182

Summary of Changes to Long-term Debt

The table below summarizes changes to the long-term debt:

	Note	2024	2023
Balance at beginning of year		1,884,182	1,315,757
Proceeds from long-term debt		500,000	575,000
Business combinations	5	314,670	4,808
Repayment of long-term debt		(536,700)	(41,371)
Net increase in revolving facilities		261,783	25,242
Amortization of deferred financing fees		2,170	1,337
Effect of movements in exchange rates		(159,433)	41,322
Effect of movements in exchange rates - debt
designated as net investment hedge		136,209	(37,913)
Balance at end of year		2,402,881	1,884,182

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years
e)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	276,040	-	276,040
Unsecured term loan	-	200,000	-	200,000
Unsecured senior notes	-	665,000	990,000	1,655,000
Conditional sales contracts	93,087	175,327	2,726	271,140
Other long-term debt	366	3,971	-	4,337
	93,453	1,320,338	992,726	2,406,517